Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Tax Status [Line Items]
Income Tax Status
NOTE E - Income Tax Status
The Plan obtained its latest determination letter on December 17, 2014, in which the IRS stated that the Plan, as then designed, was in compliance with the applicable requirements of the Internal Revenue Code (IRC). Although the Plan document has been amended since receiving the determination letter, the Plan Administrator believes that the Plan and related trust are designed and are currently being operated in compliance with applicable requirements of the IRC and, therefore, believes the Plan is qualified, and the related trust is tax exempt.
Generally accepted accounting principles require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the tax authorities. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.